================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [ ] Amendment Number: ________________________________

This Amendment (Check only one.):  [ ] is a restatement
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Becker Drapkin Management, L.P.
Address: 500 Crescent Court
         Suite 230
         Dallas, Texas 75201

Form 13F File Number: 28-12314

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Steven R. Becker
Title:   Manager of
         BC Advisors, L.L.C., General Partner
Phone:   (214) 756-6016

Signature, Place, and Date of Signing:

/s/ Steven R. Becker     Dallas, TX      August 14, 2012
----------------------  ---------------  ----------------
    (Signature)         (City, State)        (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

================================================================================

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 23

Form 13F Information Table Value Total: 111,049 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                          FORM 13F INFORMATION TABLE

COLUMN 1           COLUMN 2     COLUMN 3  COLUMN 4         COLUMN 5           COLUMN 6  COLUMN 7         COLUMN 8
---------------- -------------- --------- -------- ------------------------- ---------- -------- ------------------------
                                                                                                     VOTING AUTHORITY
                   TITLE OF                VALUE    SHRS OR                  INVESTMENT  OTHER   ------------------------
NAME OF ISSUER       CLASS       CUSIP    (X1000)   PRN AMT  SH/PRN PUT/CALL DISCRETION MANAGERS   SOLE     SHARED   NONE
---------------- -------------- --------- -------- --------- ------ -------- ---------- -------- --------- --------- ----
BUILD A BEAR
 WORKSHOP             COM       120076104     389     81,400   SH              Sole        --       81,400         0  0
CASCADE
 MICROTECH
 INC                  COM       147322101   2,093    458,041   SH              Sole        --      458,041         0  0
GLOBAL POWER
 EQUIPMENT
 GRP I           COM PAR $0.01  37941P306   1,282     58,716   SH              Sole        --       58,716         0  0
GLU MOBILE INC        COM       379890106   9,965  1,795,500   SH              Sole        --    1,795,500         0  0
HOT TOPIC INC         COM       441339108  22,898  2,363,049   SH              Sole        --    2,363,049         0  0
HOT TOPIC INC         COM       441339108  11,129  1,148,500   SH              Other       --            0 1,148,500  0
HUDSON
 TECHNOLOGIES
 INC                  COM       444144109   6,549  1,589,451   SH              Sole        --    1,589,451         0  0
I D SYSTEMS INC       COM       449489103   1,348    307,777   SH              Sole        --      307,777         0  0
INFUSYSTEM
 HLDGS INC            COM       45685K102     397    210,100   SH              Sole        --      210,100         0  0
NANOSPHERE INC        COM       63009F105      32     14,700   SH              Sole        --       14,700         0  0
NAVARRE CORP          COM       639208107   4,607  2,897,251   SH              Sole        --    2,897,251         0  0
NAVARRE CORP          COM       639208107   3,279  2,062,050   SH              Other       --            0 2,062,050  0
PIXELWORKS INC      COM NEW     72581M305   6,501  2,686,185   SH              Sole        --    2,686,185         0  0
PRGX GLOBAL
 INC                COM NEW     69357C503   5,639    709,277   SH              Sole        --      709,277         0  0
PULSE
 ELECTRONICS
 CORP                 COM       74586W106   4,262  2,163,464   SH              Sole        --    2,163,464         0  0
RESPONSE
 GENETICS INC         COM       76123U105   3,555  2,844,385   SH              Sole        --    2,844,385         0  0
RUBY TUESDAY
 INC                  COM       781182100   4,052    595,000   SH              Sole        --      595,000         0  0
RUBY TUESDAY
 INC                  COM       781182100   2,975    436,900   SH              Other       --            0   436,900  0
STRATEGIC
 DIAGNOSTICS
 INC                  COM       862700101   3,954  3,295,304   SH              Sole        --    3,295,304         0  0
TECHTARGET INC        COM       87874R100   2,006    397,978   SH              Sole        --      397,978         0  0
TRIQUINT
 SEMICONDUCTOR
 INC                  COM       89674K103   3,273    595,000   SH              Sole        --      595,000         0  0
TUESDAY
 MORNING
 CORP               COM NEW     899035505  10,209  2,379,632   SH              Sole        --    2,379,632         0  0
ULTRALIFE CORP        COM       903899102     655    169,640   SH              Sole        --      169,640         0  0